Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 654,430	$ 697,934	$ 769,748
Interest on investment securities	118,106	114,325	141,853
Interest on loans held for sale	15,910	18,767	25,811
Interest on trading securities	43,191	46,384	53,162
Interest on other earning assets	800	2,876	2,365
Total interest income	832,437	880,286	992,939
Interest expense:
Savings	26,963	31,308	38,886
Time deposits	29,274	38,600	60,857
Other interest-bearing deposits	6,247	8,846	5,012
Certificates of deposit $100,000 and more	9,817	13,006	27,709
Interest on trading liabilities	14,958	18,090	20,869
Interest on short-term borrowings	5,838	7,435	12,955
Interest on term borrowings	38,508	32,163	50,183
Total interest expense	131,605	149,448	216,471
Net interest income	700,832	730,838	776,468
Provision for loan losses	44,000	270,000	880,000
Net interest income/(loss) after provision for loan losses	656,832	460,838	(103,532)
Noninterest income:
Capital markets	355,291	424,034	632,093
Deposit transactions and cash management	134,055	143,176	162,562
Mortgage banking	90,586	167,364	235,450
Trust services and investment management	24,952	25,674	26,171
Brokerage management fees and commissions	23,534	24,536	26,862
Insurance commissions	3,591	3,640	4,879
Debt securities gains/(losses), net	772	374
Equity securities gains/(losses), net	35,392	10,548	(1,178)
Losses on divestitures			(1,704)
All other income and commissions (Note 14)	117,838	133,379	149,262
Total noninterest income	786,011	932,725	1,234,397
Adjusted gross income after provision for loan losses	1,442,843	1,393,563	1,130,865
Noninterest expense:
Employee compensation, incentives, and benefits	610,225	672,007	755,167
Repurchase and foreclosure provision	159,590	189,830	147,772
Legal and professional fees	69,643	61,856	65,616
Occupancy	53,613	57,725	62,189
Operations services	50,347	59,148	61,964
Contract employment and outsourcing	41,896	28,480	36,024
Computer software	34,656	30,356	26,689
Equipment rentals, depreciation, and maintenance	32,914	28,387	33,798
FDIC premium expense	28,302	37,138	46,272
Foreclosed real estate	22,076	24,944	66,197
Communications and courier	19,100	22,132	26,496
Miscellaneous loan costs	4,664	12,363	23,046
Amortization of intangible assets	4,016	4,149	4,352
All other expense (Note 14)	161,953	113,295	181,231
Total noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Net income/(loss) attributable to controlling interest	131,196	50,201	(269,837)
Preferred stock dividends		107,970	59,585
Net income/(loss) available to common shareholders	$ 131,196	$ (57,769)	$ (329,422)
Basic earnings/(loss) per share from continuing operations (Note 17)	$ 0.47	$ (0.20)	$ (1.31)
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ 0.47	$ (0.20)	$ (1.31)
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ 0.50	$ (0.25)	$ (1.41)
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ 0.50	$ (0.25)	$ (1.41)
Weighted average common shares (Note 17)	260,574	235,699	234,431
Diluted average common shares (Note 17)	262,861	235,699	234,431